Income Tax Expense - Disclosure of Reconciliation of Income Tax Expense to Prima Facie Tax Payable (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss before income tax expense		$ (61,434,165)	$ (42,716,625)	$ (39,896,348)
Tax at the Australian tax rate of 25% (2024 & 2023:25%)		(15,358,541)	(10,679,156)	(9,974,087)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share-based payments		290,886	449,072	500,393
Other non-deductible expenses		518,807	31,997	332,523
Non-assessable income		(1,252,948)	(930,697)	(828,500)
Deductible capital listing fee		(675,897)	(834,683)	(507,561)
Difference in overseas tax rates	[1]	9,520,599	6,542,761	5,442,226
Income tax expense before adjustment		(6,957,094)	(5,420,706)	(5,035,006)
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized		6,957,094	5,420,706	5,035,006
Income tax expense		$ 0	$ 0	$ 0

[1]	Difference in overseas tax rate is largely as a result of the corporate income tax rate of 10% applicable to the Immutep subsidiary in France for fiscal year 2025, 2024 and 2023.